Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 30,143,687	$ 21,837,968
Less: allowance for doubtful accounts	(3,680,803)	(2,886,223)
Accounts receivable, net	$ 26,462,884	$ 18,951,745